UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-7066

Western Asset Emerging Markets Income Fund Inc.
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY		10004
(Address of principal executive offices)		(Zip code)

Robert I. Frenkel, Esq. Legg Mason & Co., LLC 300 First Stamford Place Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-800-451-2010

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2006

WESTERN ASSET EMERGING MARKETS
INCOME FUND INC.

FORM N-Q

November 30, 2006

ITEM 1.                  SCHEDULE OF INVESTMENTS

Western Asset Emerging Markets Income Fund Inc.

Schedule of Investments (unaudited)

November 30, 2006

Face Amount†		Security	Value
SOVEREIGN BONDS — 69.4%
Argentina — 4.2%
		Republic of Argentina:
500,000	DEM	7.000% due 3/18/04 (a)	$106,361
1,000,000	EUR	9.000% due 4/26/06 (a)	414,059
550,000	EUR	9.000% due 7/6/10 (a)	227,308
33,750		5.590% due 8/3/12 (b)	31,532
950,000	DEM	11.750% due 11/13/26 (a)	194,035
692,999	ARS	Bonds, 2.000% due 1/3/10 (b)	460,565
640,539	ARS	Discount Bonds, 5.830% due 12/31/33 (b)	263,517
		GDP Linked Securities:
490,000		0.006% due 12/15/35 (b)	63,235
10,662,020	ARS	0.649% due 12/15/35 (b)	394,937
600,000	EUR	0.662% due 12/15/35 (b)	101,284
		Medium-Term Notes:
500,000,000	ITL	7.000% due 3/18/04 (a)	106,581
1,000,000	EUR	10.000% due 2/22/07 (a)	427,651

		Total Argentina	2,791,065

Brazil — 15.4%
		Federative Republic of Brazil:
4,203,000		11.000% due 8/17/40 (c)	5,591,041
		Collective Action Securities:
755,000		8.750% due 2/4/25	926,762
3,391,000		Notes, 8.000% due 1/15/18	3,785,204

		Total Brazil	10,303,007

Colombia — 3.4%
		Republic of Colombia:
175,000		8.125% due 5/21/24	198,494
2,002,000		7.375% due 9/18/37	2,092,090

		Total Colombia	2,290,584

Ecuador — 1.2%
877,000		Republic of Ecuador, 10.000% due 8/15/30 (d)	819,995

El Salvador — 2.0%
		Republic of El Salvador:
670,000		7.750% due 1/24/23 (d)	773,850
490,000		8.250% due 4/10/32 (d)	585,550

		Total El Salvador	1,359,400

Indonesia — 0.5%
300,000		Republic of Indonesia, 8.500% due 10/12/35 (d)	363,750

Malaysia — 2.0%
633,000		Federation of Malaysia, 8.750% due 6/1/09	689,774
598,000		Penerbangan Malaysia Berhad, 5.625% due 3/15/16 (d)	615,494

		Total Malaysia	1,305,268

Mexico — 11.8%
		United Mexican States:
325,000		11.375% due 9/15/16	469,706
		Medium-Term Notes:
5,090,000		5.625% due 1/15/17 (c)	5,120,540
935,000		8.300% due 8/15/31	1,203,345
1,031,000		Series A, 6.625% due 3/3/15	1,109,872

		Total Mexico	7,903,463

See Notes to Schedule of Investments.

1

Western Asset Emerging Markets Income Fund Inc.

Schedule of Investments (unaudited) (continued)

November 30, 2006

Face Amount†	Security	Value
SOVEREIGN BONDS — 69.4%
Panama — 2.5%
5,000	Republic of Panama:
934,000	9.625% due 2/8/11	$5,741
407,000	9.375% due 4/1/29	1,251,560
	6.700% due 1/26/36	419,516

	Total Panama	1,676,817

Peru — 3.0%
	Republic of Peru:
574,000	8.750% due 11/21/33	741,464
1,262,400	FLIRB, 5.000% due 3/7/17 (b)	1,249,776

	Total Peru	1,991,240

Philippines — 1.6%
	Republic of the Philippines:
484,000	10.625% due 3/16/25 (e)	683,650
351,000	7.750% due 1/14/31	390,268

	Total Philippines	1,073,918

Russia — 7.4%
	Russian Federation:
750,000	11.000% due 7/24/18 (d)	1,092,000
275,000	12.750% due 6/24/28 (d)	501,531
2,978,000	5.000% due 3/31/30 (d)	3,389,336

	Total Russia	4,982,867

South Africa — 1.7%
1,075,000	Republic of South Africa, 6.500% due 6/2/14	1,143,531

Turkey — 3.9%
	Republic of Turkey:
605,000	11.500% due 1/23/12	739,612
126,000	11.000% due 1/14/13	154,161
919,000	11.875% due 1/15/30 (e)	1,401,475
80,000	Collective Action Securities, Notes, 9.500% due 1/15/14	92,800
235,000	Notes, 6.875% due 3/17/36	221,488

	Total Turkey	2,609,536

Uruguay — 1.2%
188,066	Republic of Uruguay, Bonds, 7.625% due 3/21/36	201,701
559,925	Republic of Uruguay, Benchmark Bonds, 7.875% due 1/15/33 (f)	616,617

	Total Uruguay	818,318

Venezuela — 7.6%
	Bolivarian Republic of Venezuela:
75,000	5.375% due 8/7/10 (d)	73,294
1,053,000	8.500% due 10/8/14	1,178,043
830,000	5.750% due 2/26/16	777,295
217,000	7.650% due 4/21/25	229,315
	Collective Action Securities:
1,149,000	9.375% due 1/13/34	1,467,273
1,100,000	Notes, 10.750% due 9/19/13	1,360,425

	Total Venezuela	5,085,645

	TOTAL SOVEREIGN BONDS (Cost — $42,776,874)	46,518,404

See Notes to Schedule of Investments.

2

Western Asset Emerging Markets Income Fund Inc.

Schedule of Investments (unaudited) (continued)

November 30, 2006

Face Amount†		Security	Value
CORPORATE BONDS & NOTES — 22.9%
Brazil — 1.9%
		Vale Overseas Ltd., Notes:
275,000		6.250% due 1/11/16	$279,393
471,000		8.250% due 1/17/34	561,266
450,000		6.875% due 11/21/36	461,759

		Total Brazil	1,302,418

Chile — 1.7%
225,000		Corporacion Nacional del Cobre-Codelco, Notes, 5.500% due 10/15/13 (d)	228,048
861,000		Enersis SA, Notes, 7.375% due 1/15/14	937,462

		Total Chile	1,165,510

Malaysia — 0.2%
146,000		Sarawak International Inc., Senior Bonds, 5.500% due 8/3/15	145,420

Mexico — 5.7%
40,000		Axtel SA de CV, 11.000% due 12/15/13	44,600
160,000		Banco Mercantil del Norte SA, Bonds, 6.135% due 10/13/16 (b)(d)	162,957
		Grupo Transportacion Ferroviaria Mexicana SA de CV, Senior Notes:
100,000		9.375% due 5/1/12	107,500
20,000		12.500% due 6/15/12	21,850
		Pemex Project Funding Master Trust:
68,000		6.125% due 8/15/08	68,918
800,000		9.125% due 10/13/10	902,400
1,100,000		8.000% due 11/15/11	1,218,250
275,000		Guaranteed Bonds, 9.500% due 9/15/27	371,250
500,000		Notes, 6.625% due 6/15/35 (d)	513,125
47,000		Senior Notes, 5.991% due 12/3/12 (b)(d)	47,200
4,000,000	MXN	Telefonos de Mexico SA de CV, Senior Notes, 8.750% due 1/31/16	369,008

		Total Mexico	3,827,058

Russia — 10.6%
1,880,000		Gaz Capital SA, Notes, 8.625% due 4/28/34 (d)	2,418,620
170,000		Gazprom, Loan Participation Notes, 6.212% due 11/22/16 (d)	171,488
		Gazprom, Bonds:
39,330,000	RUB	Series A7, 6.790% due 10/29/09	1,498,657
13,110,000	RUB	Series A8, 7.000% due 10/27/11	499,552
17,410,000	RUB	Gazprom OAO, Series A6, 6.950% due 8/6/09	668,212
1,230,000		Russian Agricultural Bank, Notes, 7.175% due 5/16/13 (d)	1,305,337
470,000		TNK-BP Finance SA, 7.500% due 7/18/16 (d)	497,491

		Total Russia	7,059,357

Venezuela — 2.8%
1,930,000		Petrozuata Finance Inc., 8.220% due 4/1/17 (d)	1,881,750
		TOTAL CORPORATE BONDS & NOTES (Cost — $14,851,153)	15,381,513

Warrants	Security	Value
WARRANT — 0.1%
1,500	Bolivarian Republic of Venezuela, Oil-linked payment obligations, Expires 4/15/20 (Cost — $46,500)	48,938
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $57,674,527)	61,948,855

See Notes to Schedule of Investments.

3

Western Asset Emerging Markets Income Fund Inc.

Schedule of Investments (unaudited) (continued)

November 30, 2006

Face Amount†		Security	Value
SHORT-TERM INVESTMENTS(c) — 7.6%
Certificate of Deposit (Yankee) — 0.9%
600,000		UBS AG Jersey Branch, 3.841% due 1/11/07 (Cost — $600,522)	$600,522

Sovereign Bonds — 4.9%
		Egypt Treasury Bills:
1,500,000	EGP	Series 364, zero coupon bond to yield 9.491% due 11/6/07	240,686
3,900,000	EGP	Zero coupon bond to yield 9.646% due 4/17/07	657,733
14,800,000	EGP	Zero coupon bond to yield 9.543% due 10/30/07	2,377,747

		Total Sovereign Bonds (Cost — $3,270,174)	3,276,166

U.S. Government Agency — 0.2%
100,000		Federal National Mortgage Association (FNMA), Discount Notes, 5.197% due 6/25/07 (g) (h) (Cost — $97,139)	97,153

Repurchase Agreement — 1.6%
1,095,000		Nomura Securities International Inc. repurchase agreement dated 11/30/06, 5.280% due 12/1/06; Proceeds at maturity - $1,095,161; (Fully collateralized by various U.S. Treasury obligations, 4.750% to 8.125% due 3/31/11 to 8/15/26; Market value - $1,117,112) (Cost — $1,095,000)	1,095,000

		TOTAL SHORT-TERM INVESTMENTS (Cost — $5,062,835)	5,068,841

		TOTAL INVESTMENTS — 100.0% (Cost — $62,737,362#)	$67,017,696

†	Face amount denominated in U.S. dollars, unless otherwise noted.
(a)	Security is currently in default.
(b)	Variable rate security. Interest rate disclosed is that which is in effect at November 30, 2006.
(c)	All or a portion of this security is segregated for open futures contracts and reverse repurchase agreements.
(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933.  This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.  This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(e)	All or a portion of this security is held by the counterparty as collateral for open reverse repurchase agreements.
(f)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(g)	Rate shown represents yield-to-maturity.
(h)	All or a portion of this security is held at the broker as collateral for open futures contracts.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ARS - Argentine Peso
DEM - German Mark
EGP - Egyptian Pound
EUR - Euro
FLIRB - Front-Loaded Interest Reduction Bonds
GDP - Gross Domestic Product
ITL - Italian Lira
MXN - Mexican Peso
RUB - Russian Ruble

See Notes to Schedule of Investments.

4

Notes to Schedule of Investments (unaudited)

1.     Organization and Significant Accounting Policies

Western Asset Emerging Markets Income Fund Inc. (formerly known as Salomon Brothers Emerging Markets Income Fund Inc.) (the “Fund”) was incorporated in Maryland and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended, (the “1940 Act”).

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a)   Investment Valuation. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the bid and asked prices as of the close of business of that market. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b)   Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c)   Reverse Repurchase Agreements. The Fund may enter into reverse repurchase agreements in which the Fund sells portfolio securities and agrees to repurchase them from the buyer at a specified date and price. Whenever the Fund enters into a reverse repurchase agreement, the Fund’s custodian delivers liquid assets to the counterparty in an amount at least equal to the repurchase price (including accrued interest). The Fund pays interest on amounts obtained pursuant to reverse repurchase agreements. Reverse repurchase agreements are considered to be borrowings, which may create leverage risk to the Fund.

(d)   Financial Futures Contracts. The Fund may enter into financial futures contracts typically to hedge a portion of the portfolio. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(e)   Loan Participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

(f)    Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(g)   Credit and Market Risk. The Fund invests in high yield and emerging market instruments that are subject to certain credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investment in non-dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

(h)   Security Transactions. Security transactions are accounted for on a trade date basis.

2.     Investments

At November 30, 2006, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$4,413,961
Gross unrealized depreciation	(133,627)
Net unrealized appreciation	$4,280,334

At November 30, 2006, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Loss

Contracts to Sell:
U.S. Treasury 10 Year Notes	100	03/07	$10,805,922	$10,918,750	$(112,828)

Transactions in reverse repurchase agreements for the Fund during the period ended November 30, 2006 were as follows:

Average	Weighted	Maximum
Daily	Average	Amount
Balance	Interest Rate	Outstanding
$1,845,224	3.575%	$2,907,889

Interest rates on reverse repurchase agreements ranged from 0.350% to 5.150% during the period ended November 30, 2006.

At November 30, 2006, the Fund had the following open reverse repurchase agreements:

Face Amount	Security	Value
$433,414	Reverse Repurchase Agreement with Credit Suisse First Boston,
	dated 10/27/06 bearing 4.000% to be repurchased at $436,063 on 12/20/06
	collateralized by: $314,000 Republic of Turkey,
	11.875% due 01/15/30;
	Market value (including accrued interest) - $492,934	$433,414
612,066	Reverse Repurchase Agreement with Credit Suisse First Boston,
	dated 11/01/06 bearing 5.000% to be repurchased at $616,317 on 12/20/06
	collateralized by: $484,000 Republic of Philippines,
	10.625% due 03/16/25;
	Market value (including accrued interest) - $694,446	612,066
846,106	Reverse Repurchase Agreement with Deutsche Bank Securities Inc.,
	dated 11/16/06 bearing 2.750% to be repurchased at a date and an amount to be determined,
	collateralized by: $605,000 Republic of Turkey,
	11.875% due 01/15/30;
	Market value (including accrued interest) - $949,762	846,106

	Total Reverse Repurchase Agreements
	(Proceeds — $1,891,586)	$1,891,586

ITEM 2.                  CONTROLS AND PROCEDURES.

(a)                                  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.                  EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Emerging Markets Income Fund Inc.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:  January 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:  January 29, 2007

By	/s/ Frances M. Guggino
Frances M. Guggino
Chief Financial Officer

Date:   January 29, 2007